Basis of Preparation	9 Months Ended
Sep. 30, 2020
Disclosure of associates [abstract]
Basis of Preparation

NOTE 2 - BASIS OF PREPARATION

The Company’s condensed interim financial statements as of September 30, 2020 and for the nine and three months period then ended (the “condensed interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These condensed interim financial statements, which are unaudited, do not include all disclosures necessary for a complete presentation of the Company’s financial position, results of operations, and cash flows, in conformity with international financial reporting standards ("IFRS"). In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for a fair statement of the results for the interim periods presented have been included. The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The condensed interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2019 and for the year then ended, along with the accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB)”.